Quarterly Holdings Report
for
Fidelity® SAI Canada Equity Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CAE-NPRT1-0426
1.9912336.101
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 2.1%
Materials - 2.1%
Metals & Mining - 2.1%
Wheaton Precious Metals Corp	1,980,874	260,969,402
CANADA - 95.7%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
BCE Inc	325,531	8,415,298
TELUS Corp	2,220,903	30,989,724
		39,405,022
Wireless Telecommunication Services - 0.5%
Rogers Communications Inc Class B	1,591,448	60,074,488
TOTAL COMMUNICATION SERVICES		99,479,510
Consumer Discretionary - 3.1%
Automobile Components - 0.5%
Magna International Inc	1,168,084	59,714,558
Broadline Retail - 1.5%
Canadian Tire Corp Ltd Class A (b)	218,913	26,932,256
Dollarama Inc	1,197,200	161,338,229
		188,270,485
Hotels, Restaurants & Leisure - 0.7%
Restaurant Brands International Inc	1,358,867	91,043,540
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc	767,509	49,867,088
TOTAL CONSUMER DISCRETIONARY		388,895,671
Consumer Staples - 3.6%
Consumer Staples Distribution & Retail - 3.4%
Alimentation Couche-Tard Inc	3,262,074	169,709,780
Empire Co Ltd Class A	547,222	17,875,691
George Weston Ltd	757,904	52,860,972
Loblaw Cos Ltd	2,603,921	117,168,318
Metro Inc/CN	891,454	59,177,121
		416,791,882
Food Products - 0.2%
Saputo Inc	1,076,820	32,486,884
TOTAL CONSUMER STAPLES		449,278,766
Energy - 16.8%
Oil, Gas & Consumable Fuels - 16.8%
ARC Resources Ltd	2,537,178	47,085,880
Cameco Corp	1,899,844	234,974,280
Canadian Natural Resources Ltd	9,114,352	338,897,398
Cenovus Energy Inc	6,183,627	122,024,057
Enbridge Inc	9,514,831	464,473,849
Imperial Oil Ltd	758,831	76,666,089
Keyera Corp	999,927	33,860,856
Pembina Pipeline Corp	2,534,938	105,333,083
Suncor Energy Inc	5,275,636	278,843,699
TC Energy Corp	4,538,114	266,091,155
Tourmaline Oil Corp	1,604,115	75,914,641
Whitecap Resources Inc	5,295,816	48,304,656
TOTAL ENERGY		2,092,469,643
Financials - 37.4%
Banks - 25.2%
Bank of Montreal (b)	3,119,356	424,657,601
Bank of Nova Scotia/The	5,413,716	404,741,519
Canadian Imperial Bank of Commerce	4,056,350	374,876,866
National Bank of Canada	1,710,893	203,864,714
Royal Bank of Canada	6,131,932	1,020,990,433
Toronto Dominion Bank	7,421,658	693,629,198
		3,122,760,331
Capital Markets - 4.5%
Brookfield Asset Management Ltd Class A	1,786,540	88,759,542
Brookfield Corp Class A	8,990,471	409,825,239
IGM Financial Inc	361,298	17,475,185
TMX Group Ltd	1,213,774	44,810,648
		560,870,614
Insurance - 7.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	90,950	150,094,719
Great-West Lifeco Inc	1,209,484	56,616,980
iA Financial Corp Inc	402,854	49,499,872
Intact Financial Corp	775,879	141,261,090
Manulife Financial Corp	7,394,056	281,665,395
Power Corp of Canada Subordinate Voting Shares	2,424,083	122,250,049
Sun Life Financial Inc	2,445,675	154,106,353
		955,494,458
TOTAL FINANCIALS		4,639,125,403
Industrials - 9.1%
Aerospace & Defense - 0.9%
Bombardier Inc Class B (e)	384,164	65,626,547
CAE Inc (e)	1,329,536	42,610,767
		108,237,314
Commercial Services & Supplies - 1.1%
Element Fleet Management Corp	1,750,431	44,350,508
RB Global Inc	809,876	91,928,495
		136,279,003
Construction & Engineering - 1.7%
AtkinsRealis Group Inc	723,228	50,755,824
Stantec Inc	497,739	49,326,112
WSP Global Inc	569,916	110,174,413
		210,256,349
Ground Transportation - 4.4%
Canadian National Railway Co	2,294,864	220,764,686
Canadian Pacific Kansas City Ltd	3,957,336	294,173,650
TFI International Inc	341,115	36,657,994
		551,596,330
Professional Services - 0.6%
Thomson Reuters Corp	685,731	75,767,069
Trading Companies & Distributors - 0.4%
Toromont Industries Ltd	355,054	45,227,566
TOTAL INDUSTRIALS		1,127,363,631
Information Technology - 9.1%
Electronic Equipment, Instruments & Components - 1.1%
Celestica Inc (e)	501,953	141,051,133
IT Services - 6.2%
CGI Inc Class A	854,998	73,277,470
Shopify Inc Class A (e)	5,332,502	699,708,539
		772,986,009
Software - 1.8%
Constellation Software Inc/Canada	87,847	162,123,892
Descartes Systems Group Inc/The (e)	374,986	28,004,499
Open Text Corp	1,103,634	28,189,616
		218,318,007
TOTAL INFORMATION TECHNOLOGY		1,132,355,149
Materials - 13.0%
Chemicals - 1.2%
Nutrien Ltd	2,117,246	145,773,006
Containers & Packaging - 0.3%
CCL Industries Inc Class B	638,740	38,493,742
Metals & Mining - 11.5%
Agnico Eagle Mines Ltd/CA	2,194,065	417,076,184
Alamos Gold Inc Class A	1,834,572	67,985,535
Barrick Mining Corp	7,430,261	339,631,656
Franco-Nevada Corp	840,865	196,832,747
Kinross Gold Corp	5,290,369	166,600,097
Lundin Gold Inc	473,754	35,516,328
Pan American Silver Corp	1,841,569	100,338,563
Teck Resources Ltd Class B	1,995,177	107,081,508
		1,431,062,618
TOTAL MATERIALS		1,615,329,366
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
FirstService Corp Subordinate Voting Shares	179,077	27,744,342
Utilities - 2.6%
Electric Utilities - 1.9%
Emera Inc	1,306,017	64,732,558
Fortis Inc/Canada	2,197,494	117,165,251
Hydro One Ltd (c)(d)	1,439,442	56,905,345
		238,803,154
Gas Utilities - 0.3%
AltaGas Ltd	1,305,545	39,377,765
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp Class A	600,608	25,014,122
Multi-Utilities - 0.2%
Canadian Utilities Ltd Class A (b)	582,166	18,841,887
TOTAL UTILITIES		322,036,928
TOTAL CANADA		11,894,078,409
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Lundin Mining Corp	2,988,524	75,390,739
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mines Ltd Class A (e)	3,406,743	43,083,108
UNITED STATES - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	1,065,621	45,774,004
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (e)	3,094,100	87,461,469
TOTAL COMMON STOCKS (Cost $9,998,474,174)		12,406,757,131

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $1,434,341)	3.82	1,436,000	1,434,567

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	6,498,941	6,500,241
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	240,345,992	240,370,026
TOTAL MONEY MARKET FUNDS (Cost $246,870,267)			246,870,267

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $10,246,778,782)	12,655,061,965
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(226,710,667)
NET ASSETS - 100.0%	12,428,351,298

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
TME S&P/TSX 60 Index Contracts (Canada)	79	3/2026	21,497,933	48,693

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,905,345 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $56,905,345 or 0.5% of net assets.

(e)	Non-income producing.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,334,667.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,242,046	253,775,541	250,520,237	144,218	2,891	-	6,500,241	6,498,941	0.0%
Fidelity Securities Lending Cash Central Fund	-	586,430,750	346,060,750	306,525	26	-	240,370,026	240,345,992	0.8%
Total	3,242,046	840,206,291	596,580,987	450,743	2,917	-	246,870,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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